iShares
®
Global 100 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .5%
BHP Group Ltd. .......................... 1,099,707 $ 45,828,019
a
China  —  0 .8%
Tencent Holdings Ltd. ...................... 1,321,600 72,929,248
a
France  —  2 .2%
AXA SA ............................... 355,498 17,813,798
Cie de Saint-Gobain SA .................... 99,443 9,017,728
Engie SA .............................. 399,494 12,573,883
L'Oreal SA ............................. 49,473 21,686,821
LVMH Moet Hennessy Louis Vuitton SE .......... 54,780 30,296,635
Sanofi SA .............................. 231,395 19,785,097
Schneider Electric SE ...................... 117,180 38,344,302
TotalEnergies SE ......................... 453,633 35,077,385
184,595,649
a
Germany  —  2 .5%
Allianz SE , Registered ..................... 82,322 38,966,948
BASF SE .............................. 192,603 10,295,221
Bayer AG , Registered ...................... 211,379 11,690,986
Deutsche Bank AG , Registered ............... 411,608 13,939,923
Deutsche Telekom AG , Registered ............. 739,730 20,168,205
E.ON SE .............................. 477,333 9,815,825
Mercedes-Benz Group AG ................... 154,739 7,783,164
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 27,984 15,627,954
SAP SE ............................... 220,668 34,015,563
Siemens AG , Registered .................... 155,407 49,964,436
212,268,225
a
Japan  —  1 .7%
Bridgestone Corp. ........................ 251,600 5,305,138
Canon, Inc. ............................. 195,350 5,002,987
Honda Motor Co. Ltd. ...................... 868,800 7,825,943
Mitsubishi UFJ Financial Group, Inc. ............ 2,567,900 51,160,083
Seven & i Holdings Co. Ltd. .................. 511,360 6,132,420
Sony Group Corp. ........................ 1,322,100 26,606,026
Toyota Motor Corp. ....................... 2,563,300 42,941,669
144,974,266
a
Netherlands  —  2 .2%
ASML Holding N.V. ....................... 84,000 166,334,732
ING Groep N.V. .......................... 590,874 18,644,023
184,978,755
a
South Korea  —  2 .8%
Samsung Electronics Co. Ltd. ................ 1,062,791 235,830,255
a
Spain  —  0 .9%
Banco Bilbao Vizcaya Argentaria SA ............ 1,229,921 30,965,474
Banco Santander SA ...................... 3,164,618 43,924,405
74,889,879
a
Switzerland  —  3 .1%
ABB Ltd. , Registered ...................... 333,838 36,314,643
Nestle SA , Registered ..................... 557,605 57,190,834
Novartis AG , Registered .................... 396,334 61,943,955
Roche Holding AG , Bearer .................. 6,159 2,580,368
Roche Holding AG , NVS .................... 152,042 62,502,377
Swiss Re AG ............................ 64,606 10,269,117
UBS Group AG , Registered .................. 644,325 31,933,463
262,734,757
a
Security Shares Value
a
United Kingdom  —  4 .0%
Anglo American PLC ...................... 252,876 $ 12,404,184
AstraZeneca PLC ........................ 335,659 62,668,944
Barclays PLC ........................... 2,976,153 19,943,202
BP PLC ............................... 3,377,265 20,816,586
Diageo PLC ............................ 480,445 9,676,204
GSK PLC .............................. 878,497 23,063,074
HSBC Holdings PLC ...................... 3,718,850 70,320,807
National Grid PLC ........................ 1,071,434 17,671,935
Prudential PLC .......................... 551,313 7,322,544
Rio Tinto PLC ........................... 230,104 21,768,934
Shell PLC .............................. 1,212,078 47,095,265
Unilever PLC ........................... 471,666 28,331,832
341,083,511
a
United States  —  79 .1%
3M Co. ................................ 113,427 18,364,966
Abbott Laboratories ....................... 376,955 34,204,897
Accenture PLC , Class A .................... 132,560 16,495,766
Alphabet, Inc. , Class A ..................... 1,269,012 453,506,819
Alphabet, Inc. , Class C , NVS ................. 1,022,877 361,413,130
Amazon.com, Inc.
(a)
....................... 2,118,521 504,928,295
American Tower Corp. ..................... 100,896 16,503,559
Aon PLC , Class A ........................ 46,228 15,333,365
Apple, Inc. ............................. 3,178,620 919,765,483
Bristol-Myers Squibb Co. .................... 441,936 25,464,352
Broadcom, Inc. .......................... 1,024,670 387,069,093
Caterpillar, Inc. .......................... 99,674 106,142,843
Chevron Corp. ........................... 405,156 67,158,659
Cisco Systems, Inc. ....................... 854,830 100,408,332
Citigroup, Inc. ........................... 368,424 51,564,623
Coca-Cola Co. (The) ...................... 838,018 68,105,723
Colgate-Palmolive Co. ..................... 173,454 15,902,263
DuPont de Nemours, Inc. ................... 29,884 4,053,420
Eli Lilly & Co. ........................... 171,201 205,343,615
Emerson Electric Co. ...................... 121,277 17,360,803
Exxon Mobil Corp. ........................ 897,045 122,643,992
Ford Motor Co. .......................... 847,037 11,773,814
General Electric Co. ....................... 225,952 84,445,041
Goldman Sachs Group, Inc. (The) ............. 63,844 64,569,906
Honeywell Aerospace, Inc.
(a)
................. 679 150,113
Honeywell International, Inc. ................. 68,415 15,318,119
HP, Inc. ............................... 196,361 4,308,160
Intel Corp.
(a)
............................ 1,022,455 142,765,392
International Business Machines Corp. .......... 203,025 57,092,660
Johnson & Johnson ....................... 520,967 132,309,989
Johnson Controls International PLC ............ 132,075 19,297,478
JPMorgan Chase & Co. .................... 579,895 189,817,030
Kimberly-Clark Corp. ...................... 70,911 7,783,900
Linde PLC ............................. 100,419 52,111,436
Marsh & McLennan Companies, Inc. ............ 104,298 17,383,348
Mastercard, Inc. , Class A .................... 174,616 89,682,778
McDonald's Corp. ........................ 153,487 41,489,071
Merck & Co., Inc. ......................... 534,719 68,711,392
Microsoft Corp. .......................... 1,607,656 599,687,841
Morgan Stanley .......................... 259,187 54,180,450
NIKE, Inc. , Class B ....................... 257,177 10,557,116
NVIDIA Corp. ........................... 5,241,783 1,048,828,360
PepsiCo, Inc. ........................... 295,788 40,049,695
Pfizer, Inc. ............................. 1,233,465 29,701,837
Philip Morris International, Inc. ................ 337,302 61,021,305
Procter & Gamble Co. (The) ................. 503,008 73,761,093
QUALCOMM, Inc. ........................ 227,678 42,072,618
RTX Corp. ............................. 290,897 55,191,888
ServiceNow, Inc.
(a)
........................ 225,154 22,353,289

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global 100 ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
United States (continued)
Texas Instruments, Inc. ..................... 196,955 $ 58,706,377
Thermo Fisher Scientific, Inc. ................. 80,947 40,583,588
Walmart, Inc. ............................ 948,786 107,459,502
6,754,898,584
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,141,762,078 ) ............................... 8,515,011,148
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 26,273,535 $ 26,273,535
a
Total Short-Term Securities — 0.3%
(Cost: $ 26,273,535 ) ................................. 26,273,535
Total Investments —  100.1%
(Cost: $ 4,168,035,613 ) ............................... 8,541,284,683
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (5,127,191)
Net Assets — 100.0% ................................. $ 8,536,157,492
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 11,032,619  $ 15,240,916
(a)
$ —  $ —  $ —  $ 26,273,535  26,273,535  $ 113,711  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 49 09/18/26 $ 18,493 $ 26,662
Euro STOXX 50 Index .................................................................. 23 09/18/26 1,670 21,512
$ 48,174

iShares
®
Global 100 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,754,898,584  $ 1,760,112,564  $ —  $ 8,515,011,148
Short-Term Securities
Money Market Funds ...................................... 26,273,535  —  —  26,273,535
$ 6,781,172,119  $ 1,760,112,564  $ —  $ 8,541,284,683
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 48,174  $ —  $ —  $ 48,174
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)